Long-term borrowings (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2024 CNY (¥)
Long-term borrowings
Long-term borrowings repaid	¥ 100
Principal amount	¥ 12,900
Loan 1 | Bank of China Limited Beijing Xuanwu Branch
Long-term borrowings
Maturity date	Sep. 28, 2025
Principal amount	¥ 2,900
Interest rate per annum	3.45%
Loan 2 | China Construction Bank Corporation Beijing Chaoyang Branch
Long-term borrowings
Maturity date	Apr. 02, 2027
Principal amount	¥ 10,000
Interest rate per annum	3.95%